Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Trade And Other Current Payables [Abstract]
Accounts payable and accrued liabilities
13.

Accounts payable and accrued liabilities
2022 2021
Trade payables $ 249,962 $ 213,377
Non-trade payables 65,182 66,048
Payables due to related parties [note 25] 59,570 61,033
Total $ 374,714 $ 340,458
The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 27.